SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 1,409	$ 7,361
Related Party [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	334,031	312,740	$ 100,342
180 Degrees Strategic Communications Sdn Bhd [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	171,968	161,659	98,324
181 Degree Holding Sdn Bhd [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	12,762	12,148	2,018
Chan Chee Hong [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	149,301	138,933
Bizguide Corporate Service Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total	1,409	1,763
KH Advisory Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total		$ 5,598